Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2025
Income Taxes
U.S. Federal income tax rate	4.00%
U.S. gross shipping transportation income, percentage	50.00%
Income tax exemption description	(i) one or more classes of its shares representing 50% or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of shares is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of shares traded on such market during the taxable year must be at least 10% of the average number of shares of such class of shares outstanding during such year or as appropriately adjusted in the case of a short taxable year (and such trading frequency volume tests will be deemed satisfied if the relevant class of stock is traded on an established securities market in the United States and such class of stock is regularly quoted by dealers making a market in such stock). Notwithstanding the foregoing, the Regulations provide, in pertinent part, that a class of the Company’s shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company’s outstanding shares (“5% Override Rule”).
Compliance and tax rules, description	the Company believes that it was exempt from U.S. federal income tax of 4% on U.S. source gross transportation income, as it believes that it (in the case of 2025) and its Former Parent (in the case of 2023 and 2024) were subject to the 5% Override Rule, but nonetheless satisfied the Publicly Traded Test for the respective years, because the non-qualified 5% shareholders did not own more than 50% of the Company’s or the Former Parent’s common stock for more than half of the days during the respective taxable years